AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2005

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    |X|

                         POST-EFFECTIVE AMENDMENT NO. 8               |_|

                              --------------------

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                        |X|

                                AMENDMENT NO. 82                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on APRIL 15, 2005 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on               pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Individual Flexible Payment Variable
                                       Annuity Contracts


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

                                      NOTE

Pursuant to Rule 485 (b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 8 is to delay the effective date of the Post-Effective No. 7, which was filed on or about February 8, 2005. The Parts A, B and C of Post-Effective Amendment No. 7 are hereby incorporated by reference.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of April, 2005.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of April, 2005.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Christina Johnson







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 7, 2005


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